Summary of significant accounting policies - Cash and cash equivalents, and Accounts receivable (Details) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 SGD ($)	Mar. 31, 2020 HKD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 SGD ($)	Mar. 31, 2019 HKD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Cash and Cash Equivalents
Cash and cash equivalents				$ 772,988	¥ 5,473,373					¥ 4,997,861
Accounts receivable
Age of accounts receivable, local tax requirements on the write-offs of doubtful accounts (in year)	3 years
PRC
Cash and Cash Equivalents
Cash and cash equivalents				767,643	5,435,526					4,951,352
U.S. dollar
Cash and Cash Equivalents
Cash and cash equivalents				$ 778	5,547				$ 4,229	28,205
Australian dollars
Cash and Cash Equivalents
Cash and cash equivalents			$ 4		15			$ 4		17
Renminbi
Cash and Cash Equivalents
Cash and cash equivalents					5,435,559					4,951,377
Hong Kong dollars
Cash and Cash Equivalents
Cash and cash equivalents		$ 32,905			30,088		$ 19,431			16,614
Singapore dollars
Cash and Cash Equivalents
Cash and cash equivalents	$ 435				¥ 2,164	$ 333				¥ 1,648